6. CAPITAL LEASE PAYABLE	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
6. CAPITAL LEASE PAYABLE

During 2009, the Company entered into a lease for computer software under a capital lease payable in monthly installments of $2,750 with interest of 17.13% and expiring on April 15, 2011.

During 2010, the Company entered into a lease for computer software under a capital lease payable in monthly installments of $3,266 with interest of 17.13% and expiring on April 15, 2012.

The Company is currently in arrears on its monthly lease payments. As of June 30, 2012, the lease is behind twenty-six (26) months. As a result, the current portion of the capital lease payable includes amounts owing from prior periods.

Minimum future lease payments under the capital leases as of June 30, 2012 are:

Amount in arrears	$60,966
Total future net lease payments	$60,966